TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Current tax expense			$ (3,845,338)	$ (6,467,324)
Deferred tax			(4,917,089)	769,775
Income tax expenses	$ (8,333,387)	$ (684,906)	$ (8,762,427)	$ (5,697,549)